Reconciliation of Level 3 Assets and Liabilities - Recurring (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 1,146	$ 1,181
Total unrealized gains (losses) included in other comprehensive income	11	(35)
Ending balance	1,157	1,146
Derivative Loan and Forward Loan Sale Commitments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	70	59
Total unrealized gains (losses) included in other comprehensive income	51	11
Ending balance	$ 121	$ 70